Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Financial assets at amortized cost

	Carrying value		Fair value
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
	£ 000	£ 000	£ 000	£ 000
Cash and cash equivalents	48,680	62,927	48,680	62,927
Short term deposits	—	59,886	—	59,886
Trade and other receivables	21,351	11,695	21,351	11,695
Restricted cash	1,700	1,700	1,700	1,700
	71,731	136,208	71,731	136,208

Financial liabilities at amortized cost and fair value through profit and loss

Financial liabilities at amortized cost:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	19,794	19,107	19,794	19,107
Lease liabilities	2,620	3,161	2,620	3,161
	22,414	22,268	22,414	22,268

All balances have been recognized in level 2 of the fair value hierarchy.

Financial liabilities at fair value through profit or loss:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
	£ 000	£ 000	£ 000	£ 000
Convertible Senior Secured Notes	109,291	115,247	109,291	115,247
Warrant liabilities	907	4,961	907	4,961
	110,198	120,208	110,198	120,208

Schedule of fair value measurement inputs for valuation of convertible loan notes

	December 31,	December 31,
	2022	2023
Interest rate (%)	9.0	9.0
Credit spread (%)	27.50	26.38
Expected life (years)	3.0	4.0
Risk-free rate (%)	4.0	4.1
Dividend yield (%)	—	—
Volatility (%)	90.0	65.0